TAXATION - Components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	¥ 1,038	¥ 729
Allowance for doubtful account	2,469	1,530
Long-term lease liabilities	4,435	4,114
Total deferred income tax assets, gross	7,942	6,373
Less: Valuation allowance	(1,038)	(729)	¥ (273)
Total deferred income tax assets, net	6,904	5,644
Deferred income tax liabilities
Short-term investments		46
Right of use assets	4,435	4,114
Withholding income tax on distributable profits of the PRC subsidiaries		62,000
Total deferred income tax liabilities	4,435	66,160
Net deferred income tax assets (included in other non-current assets)	2,469	1,528
Net deferred income tax liabilities (included in other non-current liabilities)		62,044
Movements of the valuation allowance:
Balance at the beginning of the year	(729)	(273)	(78)
Additions of valuation allowance	(309)	(456)	(195)
Balance at the end of the year	¥ (1,038)	¥ (729)	¥ (273)